8. NOTES PAYABLE	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Debt Disclosure [Abstract]
8. NOTES PAYABLE

	March 31, 2014	December 31, 2013
Working capital facility	$187,195	$187,371

Subordinated loan – related party	92,070	92,259
Total notes payable	279,265	279,630
Less - Current Maturities	(41,603)	(41,657)
Notes payable, less current maturities	$237,662	$237,973

Working Capital Facility

The Company has two credit facilities with the Rabobank, a national bank in the Netherlands.

The facility consists of the following two agreements:

1.	Long term loan for approximately $240,000, bears interest of approximately 6.4% and is payable quarterly with principal. The loan decreases on a quarterly basis by approximately $10,000, starting on September 30, 2012. As of March 31, 2014 the loan balance was $187,195.

2.	A line of credit of approximately $80,000 with a floating interest rate of approximately 4.5% at December 31, 2013. The balance on the credit facility at March 31, 2014 was $0.

The working capital facility is secured by the following assets:

1.	Assets of the Company including receivables and intellectual property developed by the Company.

2.	Guarantee by principal members of management up to approximately $60,000.

3.	Guarantee by the Netherlands government for the remaining balance in a hypothetical liquidation up to approximately $264,000.

Note Payable - Related Party

The Company issued two notes with an interest rate of 4% to a stockholder of the Company during 2012 for approximately $79,000 and $8,000.  The notes were converted into 736,450 shares of common stock valued at $85,681 on March 1, 2013. As the notes and accrued interest were converted at fair value of the common stock issued, no gain or loss was recorded.

Subordinated Loan - Related Party

A stockholder of the Company has granted a loan of approximately $92,000 to the Company due on September 15, 2015 with interest only payments of 4% per annum. The loan is subordinate to the interests of the working capital facility and is unsecured.

Aggregate Maturity Schedule of Borrowings

The aggregate maturities of long-term debt outstanding are approximately as follows:

THE TWELVE MONTHS ENDING MARCH 31, 2014
2014	$41,603
2015	133,672
2016	41,603
2017	41,603
2018	20,784
$279,265

	December 31,
	2013	2012
Working capital facility - term loan	$187,371	$219,198
Note payable – related party	-	86,955
Subordinated loan – related party	92,259	88,206
	279,630	394,359
Less - Current Maturities	(41,657)	(126,812)
	$237,973	$267,547

Working Capital Facility

The Company has two credit facilities with the Rabobank, a national bank in the Netherlands.

The facility consists of the following two agreements:

1.	Long term loan for approximately $ 240,000, bears interest of approximately 6.4% and is payable quarterly with principal. The loan decreases on a quarterly basis by approximately $ 10,000, starting on September 30, 2012. As of December 31, 2013 the loan balance was $ 187,371.

2.	A line of credit of approximately $ 80,000 with a floating interest rate of approximately 4.5% at December 31, 2013. The balance on the credit facility at December 31, 2013 and 2012 was $ 0.

The working capital facility is secured by the following assets:

1.	Assets of the Company including receivables and intellectual property developed by the Company.

2.	Guarantee by principal members of management up to approximately $ 60,000.

3.	Guaranteed by the Netherlands government for the remaining balance in a hypothetical liquidation up to approximately $ 264,000.

Note Payable - Related Party

The Company issued two notes with an interest rate of 4% to a stockholder of the Company during 2012 for approximately $ 79,000 and $ 8,000.  The notes were converted into 736,450 shares of common stock valued at $ 85,681 on March 1, 2013. As the notes and accrued interest were converted at fair value of the common stock issued, no gain or loss was recorded.

Subordinated Loan - Related Party

A stockholder of the Company has granted a loan of approximately $ 92,000 to the Company due on September 15, 2015 with interest only payments of 4% per annum. The loan is subordinate to the interests of the working capital facility and is unsecured.

Aggregate Maturity Schedule of Borrowings

The aggregate maturities of long-term debt outstanding as of December 31, 2013 are approximately as follows:

Year Ending
December 31
2014	$41,657
2015	132,627
2016	41,657
2017	41,657
2018	22,032
$279,630